Accrued Expenses And Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	December 31, 2018	December 31, 2019
	RMB	RMB
Refund liability*	—	8,919,239
Accrued payroll and welfare	8,934,828	22,821,689
Accrued test monitoring fees	2,432,153	2,432,153
Accrued professional services expenses	755,849	3,489,512
Income taxes payable	—	679,961
Other current liabilities	5,989,109	9,404,500
Total accrued expenses and other payables	18,111,939	47,747,054

*Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services and is estimated based on historical experience.